Fair Value Measurements - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)	Jul. 12, 2011 USD ($)	Dec. 31, 2013 Floating Rate [Member]	Dec. 31, 2013 Swap Transaction [Member] USD ($)	Dec. 31, 2013 Option [Member] USD ($)	Jul. 12, 2011 VTB Bank [Member] RUB	Dec. 31, 2013 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2013 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] RUB	Dec. 31, 2013 Sberbank [Member] Russian Rubles Per Us Dollar [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2013 Sberbank [Member] Russian Rubles Per Us Dollar [Member] Options Exercise Price Range Group One [Member] Southern Kuzbass Coal Company (SKCC) [Member] RUB	Dec. 31, 2013 Sberbank [Member] Russian Rubles Per Us Dollar [Member] Options Exercise Price Range Group Two [Member] Southern Kuzbass Coal Company (SKCC) [Member] RUB	Dec. 31, 2013 Sberbank [Member] Russian Rubles Per Us Dollar [Member] Options Exercise Price Range Group Three [Member] Southern Kuzbass Coal Company (SKCC) [Member] RUB	Dec. 31, 2013 Sberbank [Member] Russian Rubles Per Us Dollar [Member] Options Exercise Price Range Group Four [Member] Southern Kuzbass Coal Company (SKCC) [Member] RUB	Jul. 12, 2011 Currency Swap [Member] RUB	Jul. 12, 2011 Interest Rate Swap [Member] RUB
Fair Value Assets Measured On Recurring Basis [Line Items]
Derivative notional amount						$ 176,367								6,500,000	5,000,000	1,500,000	7,900,000	5,000,000	5,000,000
Termination date of swap	2015-08-28
Underlying instrument for swap transaction										5,000,000
Derivative instrument interest rate										10.00%
Maturing date of bond	Aug. 25, 2020
Derivative instrument interest rate paid						5.69%
Gain related to change in fair value of swap	1,791
Fair value of swap and options								12,466	12,668
Aggregate notional amount											638,574	20,900,000
Options Expiration date	Oct. 06, 2017
Ruble-denominated facilities bear floating interest rate	10.50%						10.00%
Ruble-denominated facilities bear floating interest rate	11.50%						11.00%
Investment Options Exercise Price														31.04	30.80	31.00	30.64
Derivative credit risk related triggering circumstances													when the barrier exchange rate (indicated at Reuters) achieves 50 Russian rubles per 1 U.S. dollar.
Gain (loss) related to the change in the fair value of derivative instruments	21,528
Maturity date of contingent liability	May 07, 2014
Contingent liability discount rate	8.00%
Impairment charges recognized for long-lived assets	1,036,386
Impairment charges recognized for goodwill	$ 38,310	[1]	$ 402,355	[1]

[1]	See Note 23